Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-210186 and 811-23147


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                January 2, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:             First Trust Exchange-Traded Fund VIII
                  (Registration Nos. 333-210186 and 811-23147)
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Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to EquityCompass Risk Manager ETF, EquityCompass Tactical Risk Manager ETF, First Trust CEF Income Opportunity ETF, First Trust Municipal CEF Income Opportunity ETF, First Trust Low Duration Strategic Focus ETF, First Trust TCW Opportunistic Fixed Income ETF and First Trust TCW Unconstrained Plus Bond ETF, each a series of the Registrant. Post-Effective Amendment No. 92 was filed electronically with the Securities and Exchange Commission on December 30, 2019.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren

Enclosures